UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   26-Jan-10

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          87

Form 13F Information Table Value Total:     $ 88,950

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1382    29880 SH       Sole                     3780             26100
                                                                21      450 SH       			                      	 450
AT & T Corp.                   COM              00206R102      203     7239 SH       Sole                                       7239
Adobe Systems Inc.             COM              00724f101     1501    40820 SH       Sole                     6750             34070
                                                                36      975 SH                                                   975
Archer-Daniels-Midland Company COM              039483102     1311    41885 SH       Sole                     6415             35470
                                                                19      600 SH                                                   600
Auto Data Processing           COM              053015103     1599    37338 SH       Sole                     4775             32563
                                                                45     1055 SH                                                  1055
Avery Dennison Corp.           COM              053611109     1043    28570 SH       Sole                     4470             24100
                                                                15      400 SH                                                   400
Bank of America Corp.          COM              060505104      846    56188 SH       Sole                     6799             49389
                                                               450    29910 SH                                  75             29835
Becton, Dickinson & Company    COM              075887109     1949    24720 SH       Sole                     3860             20860
                                                               104     1325 SH                                                  1325
C.R. Bard Inc.                 COM              067383109     1727    22170 SH       Sole                     3595             18575
                                                                88     1135 SH                                  25              1110
CenturyTel, Inc.               COM              156700106     1439    39740 SH       Sole                     6135             33605
                                                                20      550 SH                                  75               475
Chubb Corp.                    COM              171232101     1574    31995 SH       Sole                     3985             28010
                                                                50     1025 SH                                  50               975
Cognizant Technology Solutions COM              192446102     1718    37896 SH       Sole                     5950             31946
                                                                25      550 SH                                                   550
Cohen Steers Realty Ishares    COM              464287564      749    14270 SH       Sole                     1950             12320
                                                                14      275 SH                                                   275
Colgate Palmolive              COM              194162103      255     3100 SH       Sole                                       3100
Disney (Walt) Holding Co.      COM              254687106       97     3000 SH       Sole                                       3000
                                                               119     3680 SH                                                  3680
Emerson Electric Company       COM              291011104     1758    41278 SH       Sole                     5015             36263
                                                                62     1450 SH                                  50              1400
Exxon Mobil Corp.              COM              30231G102     2975    43635 SH       Sole                     6115             37520
                                                               313     4585 SH                                                  4585
Fiserv Inc.                    COM              337738108     1667    34390 SH       Sole                     5480             28910
                                                                74     1525 SH                                  50              1475
General Electric Co.           COM              369604103     1289    85209 SH       Sole                     8280             76929
                                                               140     9225 SH                                                  9225
General Mills Inc.             COM              370334104      227     3200 SH       Sole                                       3200
IBM Corp.                      COM              459200101     1437    10980 SH       Sole                     1725              9255
                                                               275     2100 SH                                                  2100
Johnson & Johnson              COM              478160104     1617    25104 SH       Sole                     3802             21302
                                                                48      750 SH                                                   750
Lowe's Companies, Inc.         COM              548661107     1426    60970 SH       Sole                     9830             51140
                                                                65     2800 SH                                                  2800
MSCI EAFE Ishares              COM              464287465     6109   110514 SH       Sole                    12500             98014
                                                                71     1290 SH                                 290              1000
MSCI Emerging Markets Ishares  COM              464287234     4615   111201 SH       Sole                    11385             99816
                                                                79     1909 SH                                  99              1810
P P G Industries Inc.          COM              693506107     1487    25401 SH       Sole                     3860             21541
                                                                12      200 SH                                                   200
PepsiCo Inc.                   COM              713448108     2135    35122 SH       Sole                     7162             27960
                                                               351     5775 SH                                                  5775
Procter & Gamble Co.           COM              742718109      759    12525 SH       Sole                      250             12275
                                                               224     3692 SH                                                  3692
Quest Diagnostics              COM              74834l100     2141    35465 SH       Sole                     5145             30320
                                                                50      825 SH                                 100               725
Questar Corp.                  COM              748356102     1135    27305 SH       Sole                     3905             23400
                                                                19      450 SH                                                   450
Rogers Int'l Commodity Index   COM              870297801     2224   283630 SH       Sole                    27775            255855
                                                                41     5200 SH                                                  5200
S&P Mid Cap 400 Ishares        COM              464287507     8921   123200 SH       Sole                    11990            111210
                                                               145     2000 SH                                 100              1900
S&P Small Cap 600 Ishares      COM              464287804     5567   101741 SH       Sole                    10395             91346
                                                                96     1750 SH                                 100              1650
Schlumberger Ltd.              COM              806857108     2383    36608 SH       Sole                     4805             31803
                                                               205     3150 SH                                                  3150
Sigma Aldrich Corp.            COM              826552101     2281    45131 SH       Sole                     6680             38451
                                                               101     2000 SH                                                  2000
Southern Company               COM              842587107     2220    66633 SH       Sole                     7410             59223
                                                               346    10390 SH                                 300             10090
Standard & Poor's 500 Dep. Rec COM              78462f103     1143    10261 SH       Sole                      409              9852
                                                                19      170 SH                                                   170
Stanley Works                  COM              854616109     1437    27895 SH       Sole                     4490             23405
                                                                19      375 SH                                                   375
Stryker Corp.                  COM              863667101     2796    55515 SH       Sole                     5755             49760
                                                                28      550 SH                                                   550
Supervalu Inc.                 COM              868536103      535    42085 SH       Sole                     5985             36100
                                                                13     1025 SH                                  50               975
Target Corp.                   COM              87612E106     1457    30125 SH       Sole                     4930             25195
                                                                71     1475 SH                                                  1475
Tortoise Energy Infrastructure COM              89147l100     1807    58242 SH       Sole                     9008             49234
                                                                77     2475 SH                                                  2475
U.S. Bancorp Del New           COM              902973304      912    40521 SH       Sole                     6475             34046
                                                               114     5050 SH                                                  5050
WW Grainger                    COM              384802104     1495    15440 SH       Sole                     2535             12905
                                                                51      525 SH                                                   525
Walgreen Company               COM              931422109     1406    38280 SH       Sole                     5959             32321
                                                                78     2115 SH                                                  2115